SHARE BASED COMPENSATION (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life (years)	5 years
Dividend yield	0.00%
Expected volatility	80.00%
Risk free interest rates	1.97%
Weighted average fair value of options at grant date (in dollars per share)	$ 0.02980